SCHEDULE OF NUMBER OF SHARES CONVERSION RATIO (Details)	12 Months Ended
Dec. 31, 2025 shares
Common Stock Obligation Shares Issued [Member] | Parent Company [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares
Parent [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares	13,295,551
Parent [Member] | Common Stock Issued to Existing Aspire Biopharma Inc Shareholders [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares	13,295,551
Conversion Ratio [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares	875,000
Conversion Ratio [Member] | Common Stock Issued to Existing Aspire Biopharma Inc Shareholders [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares	833,437
Conversion Ratio [Member] | Common Stock Obligation Shares Issued [Member]
NumberOfSharesConversionRatioLineItems [Line Items]
Number of Shares	41,563